UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

152 West 57th Floor,                 New York, NY 10019

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

 450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 9/30/10

Item 1.  Reports to Stockholders.

Nile Pan Africa Fund

Semi - Annual Report

September 30, 2010

Investor Information: 1-877-68-AFRICA (1-877-682-3742)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Nile Pan Africa Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Fellow Shareholder,

We are pleased to present you with the Nile Pan Africa Fund Semi Annual Report.

From inception of the Fund on April 28, 2010, to the period ending September 30, 2010, your fund return was 13.10% (NAFAX) and 12.70% (NAFCX), compared with -3.3% for the S&P500.  The table below summarizes the performance comparison.

Performance Comparison

Fund Name	1 Month	3 Months	Since Inception
Nile Pan Africa Fund Class A (NAFAX)	9.70%	15.17%	13.10%
Nile Pan Africa Fund Class C (NAFCX)	9.63%	15.00%	12.70%
S&P 500 Total Return	8.92%	11.29%	-3.3%

*Performance as of 9/30/2010.  Inception Date is 4/28/2010.

For the period under review, the fund benefited the most from its investments in basic materials, consumer non cyclical and financial sectors.  Whereas, the funds investments in the industrial sector detracted the most from performance.

In the second quarter of 2010, global markets were weak but rebounded strongly in the third quarter.  In the third quarter, your fund returned 15.17% (NAFAX) and 15.00% (NAFCX) compared with 11.29% for the S&P 500.

The table below shows the performance of key African Stock Markets from the Fund’s inception date of 4/28/2010 to the end of September 2010.

Performance of Africa Stock Markets

Country	Return in Local Currency	Local Currency vs. USD	Return in USD
South Africa	3.26%	6.57%	10.05%
Nigeria	-9.98%	-2.63%	-12.35%
Egypt	-9.76%	-2.56%	-12.07%
Zambia	9.41%	-2.52%	6.65%
Tanzania	0.57%	-7.44%	-6.91%
Uganda	16.46%	-6.06%	9.40%
Morocco	-2.60%	2.41%	-0.25%
Mauritius	4.38%	2.46%	6.94%
Kenya	8.15%	-4.24%	3.57%
Ghana	5.78%	-0.19%	5.58%

*Performance as of 9/30/2010.  .

The fund performance for the period ending September 2010 was better than any individual African Stock Market.  South Africa had the highest return in US dollars of 10.05% compared with 13.10% for the Nile Pan Africa Fund.  The performance underpins our approach to broadly diversify among the regions and countries in Africa, and selecting only what we believe are the best companies within those economies with the best risk/reward ratios.

Why Africa?

African markets or stocks trade at lower multiple relative to developed or other emerging markets, are less liquid, have lower coverage by Wall Street analysts and are less followed by the big money managers.

We believe the investment case for Africa is underpinned by the following:

1. African markets have a lower correlation with developed and emerging markets, and offer attractive inflation hedging potential.

2. Africa is rich in natural resources.  The continent contains 13% of the global reserves for oil, 50% of proven gold reserves, 60% of cobalt and 90% of the platinum group reserves, to mention a few.  Africa will continue to supply the world with basic raw materials.

3. Valuations are attractive.  Africa markets are less followed, companies and households have low levels of debts, countries have better fiscal balances and the economies have low leverage.

4. Africa’s long term growth will be driven by consumption.  Africa’s rising consumption is driven by its demographics.  The continent’s young population, with an average age of 21 compared to 45 for developed countries, will fuel more demand for goods and services, relative to developed countries that spend more on social security, health care and entitlements.

The fund owned 32 stocks as of September 30, 2010.  We seek to participate in a select few African economies with the best growth prospects and risk/reward ratios.  Within those economies, we focus on finding the highest-quality companies that offer sustained earnings growth, attractive valuations and market liquidity.

PORTFOLIO REVIEW

Country Allocation

The fund is invested in African companies with operations in the following countries; South Africa, Nigeria, Egypt, Sierra Leone, Guinea, Uganda, Zambia, Burkina Faso, Mali and Tanzania.  In some cases, the companies are listed on the London Stock Exchange, New York Stock Exchange, Canadian Stock Market and the Australian Stock Exchange.

The table below shows the fund’s investments across the African continent as of September 30, 2010.

Geographic Diversification

Country	Percent of Net Assets
South Africa	37%
Nigeria	24%
Egypt	7%
Sierra Leone	7%
Guinea	5%
Uganda	4%
Zambia	3%
Burkina Faso	3%
Britain	3%
Mali	3%
Other	2%

* Percentages may not add up to 100% due to rounding.

South Africa and Nigeria combined represent more than 50% of the fund.  South Africa is the largest economy in Africa by gross domestic product and Nigeria is the most populous country in Africa.  Nigeria accounts for about 25% of entire population in Africa.  We believe these two economies will continue to represent the largest share of the funds allocation going forward.

Sector Allocation

The fund investments are concentrated in the following sectors: basic materials, energy, financials and consumer.  The above sectors represent the investment themes that we believe provide the most long term returns for shareholders.  The investment themes are commodity, consumer and infrastructure.

Diversification across the investment themes as of September 30, 2010

Sector	Percent of Net Assets
Basic Materials	29%
Financial	26%
Consumer	17%
Energy	14%
Telecommunications	9%
Industrial	3%
Other and Reserves	2%

* Percentages may not add up to 100% due to rounding.

Under the commodity theme, the fund investments are represented in the basic materials and energy sector.  For basic materials the fund’s largest industry holdings are in gold stocks.  In the energy the largest industry holdings are oil and gas exploration and production companies.  The largest gold holding during the review period was Centamin Egypt Limited and the largest oil and gas exploration was Tullow Oil Limited.  We sold our holdings in Red Back Mining Incorporated because it was acquired by Kinross Gold and the stock fell out of our investable universe.

Under the consumer theme, the fund investments are concentrated in financial and consumer stocks.  Africa is urbanizing at a higher rate relative to other emerging markets and companies that provide goods and services in urban centers are likely to benefit the most from this long term dynamic.   The fund’s major holdings are in Nigerian banks, including: Guaranty, Access and Skyebank. In addition, the fund is invested in Shoprite in South Africa.  Shoprite is expanding its operations in countries north of South Africa is well positioned to benefit from this trend.

Under the infrastructure theme, the fund’s investments are concentrated in telecom and industrial stocks.  The fund’s largest holdings are MTN Group Limited and Benue Cement Company.  During the period, MTN Group attempted to buy Orascom Telecom but the deal fell through.  As a result the stock rebounded by more than 20% from its lows in June by the end of September 2010.  Benue Cement is in the process of merger with Dangote Cement which is currently privately owned.  However, after the merger the combined company will be listed on the Nigeria Stock Exchange sometime in November 2010.  We continue to see many African governments increase spending on infrastructure to unlock the growth potential, and stimulate demand.  We believe that telecom and cement stocks will benefit from this increased spending by governments.  The infrastructure theme is long-term trend that should last for many years.

Outlook

We believe in Africa’s growth potential.  We believe the best way to participate in the long term growth potential is through investing in the major trends and dynamics that will transform Africa’s national economies in the 21st century.  We believe the commodity, infrastructure and consumer investment themes are the major trends for long term growth in Africa.  The fund allocates one third of its investments in the above mentioned themes and will continue to target this allocation for the near term future.

We believe US investor allocation to Africa is very low, as there are not many funds that provide access to investment opportunities in Africa.  We believe our fund is the only actively managed mutual fund that exclusively focuses on investing in the African region, but this may change going forward as more funds come online.  If and when that happens, the current attractive valuation may begin to erode.  We will continue to position the fund to acquire the best companies with best risk/reward ratios and stay away from high risk and volatile areas.

Africa continues to present good investment prospects for long term investors (ideally 7-10 years).  It has historically had lower correlation with developed markets, been under researched, and has a higher potential to generate alpha for investors.  Africa also provides a potential to broaden investment opportunities by allowing investors access to countries and markets in early stages of development, and Africa’s capital markets provide potential of an early mover advantage in building portfolio exposure.  The development of African economies continues to provide a richer universe presentation and alpha potential for skilled managers.

Thank you for being a Nile Pan Africa Fund shareholder.

Sincerely,

Larry Seruma

Portfolio Manager

November 30, 2010

Definitions:

  S&P 500 Index:  The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.   You cannot invest directly in an index.

  Alpha is a risk-adjusted measure of the active return on an investment.  It is a measure of the manager’s contribution to performance.  A positive annual Alpha indicates the portfolio outperformed the market on a risk adjusted basis, and a negative Alpha indicates the portfolio underperformed in relation to the market.

1650-NLD-11/5/2010

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2010
	Shares	Market Value

COMMON STOCK - 96.64%
BANKS - 11.84%
Access Bank PLC	825,000	$ 44,736
Commercial International Bank Egypt	600	4,513
Guaranty Trust Bank PLC	415,000	39,180
Skye Bank PLC	928,000	45,277
Standard Bank Group, Ltd.	2,900	45,983
		179,689
BEVERAGES - 5.53%
Nigerian Breweries PLC	81,000	39,090
SAB Miller PLC	1,400	44,834
		83,924
BUILDING MATERIALS - 2.73%
Benue Cement Co. PLC	94,000	41,361

COAL - 2.98%
Riverside Mining Ltd. *	4,500	45,309

DIVERSIFIED FINANCIAL SERVICES - 7.69%
African Bank Investments, Ltd.	9,500	48,651
Capitec Bank Holdings, Ltd.	3,200	68,106
		116,757
DIVERSIFIED OPERATIONS - 0.31%
Remgro, Ltd.	300	4,691

ENGINEERING & CONSTRUCTION - 0.34%
Raubex Group, Ltd.	1,600	5,227

FOOD - 7.04%
Nestle Foods Nigeria PLC	19,200	44,614
Shoprite Holdings, Ltd.	4,400	62,194
		106,808
HEALTHCARE - PRODUCTS - 4.07%
Aspen Pharmacare Holdings, Ltd. *	4,600	61,768

INSURANCE - 6.20%
Old Mutual PLC	21,100	46,077
Sanlam. Ltd.	12,800	48,089
		94,166
IRON/STEEL - 4.86%
Bellzone Mining PLC *	69,400	73,701

MEDIA - 0.32%
Naspers, Ltd.	100	4,884

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010
	Shares	Market Value

MINING - 23.19%
African Barrick Gold LTD	4,200	$ 38,986
African Minerals, Ltd. *	15,600	96,947
Anglo Platinum Ltd *	400	37,769
Centamin Egypt Ltd *	16,800	46,784
First Quantum Minerals Ltd	600	45,605
Randgold Resources Ltd	400	40,584
SEMAFO Inc *	4,800	45,319
		351,994
OIL & GAS - 11.01%
Afren PLC *	36,500	63,512
Oando PLC	117,000	45,387
Tullow Oil PLC	2,900	58,127
		167,026
RETAIL - 0.33%
Truworths International, Ltd.	500	5,016

TELECOMMUNICATIONS - 8.20%
Egyptian Co for Mobile Services	1,800	56,026
MTN Group, Ltd.	3,800	68,396
		124,422

TOTAL COMMON STOCK		1,466,743
( Cost - $1,320,671)

SHORT-TERM INVESTMENTS - 3.07%
MONEY MARKET FUND - 3.07%
AIM STIT-Treasury Portfolio, Institutional Class, 0.02% +	46,544	46,544
TOTAL SHORT-TERM INVESTMENTS		46,544
( Cost - $46,544)

TOTAL INVESTMENTS - 99.71%
( Cost - $1,367,215) (a)		1,513,287
OTHER ASSETS LESS LIABILITIES - 0.29%		4,421
NET ASSETS - 100.00%		$ 1,517,708
________
*Non-income producing security
+Money market fund; interest rate reflects seven-day effective yield on September 30, 2010

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2010

Assets:
Investments in Securities at Market Value (identified cost $1,367,215)	$ 1,513,287
Foreign Currency (identified cost $3,291)	3,279
Receivable for Fund Shares Sold	27,500
Dividends and Interest Receivable	104
Due from Investment Adviser	25,074
Prepaid Expenses and Other Assets	2,679
Total Assets	1,571,923

Liabilities:
Payable for Securities Purchased	23,802
Accrued Distribution Fees	794
Payable for Open Forward Foreign Currency Contracts	166
Other Accrued Expenses	29,453
Total Liabilities	54,215

Net Assets	$ 1,517,708

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 110,029 shares outstanding)	$ 1,243,979
Net Asset Value ($1,243,979/110,029 shares outstanding)	$ 11.31
Maximum Offering Price ($11.31/.9425)	$ 12.00

Class C Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 24,298 shares outstanding)	$ 273,729
Net Asset Value ($273,729/24,298 shares outstanding)	$ 11.27

Composition of Net Assets:
At September 30, 2010, Net Assets consisted of:
Paid-in-Capital	$ 1,377,895
Accumulated Net Investment loss	(4,311)
Accumulated Net Realized Loss on Investments and
Foreign Currency Transactions	(1,771)
Net Unrealized Appreciation on Investments and
Foreign Currency Translations	145,895
Net Assets	$ 1,517,708

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2010*

Investment Income:
Dividend Income (net of $181 foreign taxes)	$ 3,817
Interest Income	63
Total Investment Income	3,880

Expenses:
Fund Accounting Fees	13,079
Administration Fees	10,548
Transfer Agent Fees	9,345
Legal Fees	8,438
Audit Fees	8,020
Insurance Expense	6,574
Registration & Filing Fees	6,330
Custody Fees	6,329
Investment Advisory Fees	4,464
Printing Expense	2,954
Trustees' Fees	1,688
Distribution Fees	1,439
Miscellaneous Expenses	844
Total Expenses	80,052
Less: Expenses Reimbursed by Adviser	(71,861)
Net Expenses	8,191
Net Investment Loss	(4,311)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Loss on:
Investments	1,172
Foreign Currency Transactions	(2,943)
Net Change in Unrealized Appreciation on:
Investments	146,072
Foreign Currency Translations	(177)
Net Realized and Unrealized Gain on Investments and Foreign Currency	144,124

Net Increase in Net Assets Resulting From Operations	$ 139,813
_______
**Since April 28, 2010 (Commencement of Operations)

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the Period
Ended
September 30, 2010*

Operations:
Net Investment Loss	$ (4,311)
Net Realized Loss on Investments and Foreign Currency Transactions	(1,771)
Net Change in Unrealized Appreciation on Investments and
Foreign Currency Translations	145,895
Net Increase in Net Assets
Resulting From Operations	139,813

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued ( 110,147 shares)	1,135,959
Cost of Shares Redeemed (118 shares)	(1,219)
Redemption Fees	25
Total Class A Transactions	1,134,765

Class C:
Proceeds from Shares Issued ( 24,302 shares)	243,170
Cost of Shares Redeemed ( 4 shares)	(40)
Total Class C Transactions	243,130

Increase in Net Assets	1,517,708

Net Assets:
Beginning of Period	-
End of Period	$ 1,517,708

Accumulated Net Investment Loss at End of Period	$ (4,311)
_______
**Since April 28, 2010 (Commencement of Operations)

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS (Unaudited)
For the Period Ended September 30, 2010**
The table below sets forth financial data for one share of capital stock outstanding throughout the period.

	Class A		Class C

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00
Gain From Operations:
Net investment loss (a)	(0.05)		(0.10)
Net gain from securities
(both realized and unrealized)	1.36		1.37
Total from operations	1.31		1.27

Net Asset Value, End of Period	$ 11.31		$ 11.27

Total Return (b)	13.10%		12.70%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,244		$ 274
Ratio to average net assets:
Expenses, Gross	23.14%	(c)	23.89%	(c)
Expenses, Net of Reimbursement	2.50%	(c)	3.25%	(c)
Net investment income, Gross	(21.98)%	(c)	(22.73)%	(c)
Net investment income, Net of Reimbursement	(1.05)%	(c)	(1.80)%	(c)
Portfolio turnover rate	2%		2%

__________
**The Fund commenced operations on April 28, 2010.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2010

1.

ORGANIZATION

Nile Pan Africa Fund (the “Fund”) is a series of shares of beneficial interest of the Nile Capital Investment Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2010.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on April 28, 2010.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2010

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$1,466,743	-	-	$1,466,743
Short-Term Investments	46,544	-	-	46,544
Total	$1,513,287	-	-	$1,513,287

                                                 *Please refer to the Portfolio of Investments for industry classifications.

                                                   There were no significant transfers between Level 1 and Level 2 during the current period presented.

                                                  The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Currency Risk - Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments in equities, ETFs and futures denominated in a foreign currency or may widen existing losses.  Exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2010 tax returns.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2010

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Nile Capital Management, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the period ended September 30, 2010, the Adviser earned advisory fees of $4,464.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2011, so that the total annual operating expenses of the Fund do not exceed 2.50% for Class A shares  and 3.25% for Class C shares average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the period ended September 30, 2010, the Adviser waived fees of $71,861, all of which is subject to recapture by the Advisor through September 30, 2013.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees of the Nile Capital Investment Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% and 1.00% per year of its average daily net assets for Class A shares and Class C shares, respectively, for such distribution and shareholder service activities.  For the period ended September 30, 2010, the Fund incurred distribution fees of $512 and $927 for Class A shares and Class C shares, respectively.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $250, as well as reimbursement for any reasonable expenses incurred attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended September 30, 2010 amounted to $1,330,195 and $10,852, respectively.

Nile Pan Africa Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2010

5.

FOREIGN CURRENCY CONTRACTS

At September 30, 2010, the Fund had the following open forward currency contract:

	Settlement	Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Currency	Market Value	Depreciation
To Buy:
South African Rand	10/5/10	134,466	$ 19,359	$ (166)

6.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) “Improving Disclosures about Fair Value Measurements.”  The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.  The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Approval of the Investment Advisory Agreement - Nile Pan Africa Fund

In connection with the organizational meeting of the Board of Trustees (the “Board”) of Nile Capital Investment Trust (the “Trust”), held on March 8, 2010 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of a Management Agreement (the “Agreement”) between the Trust and Nile Capital Management, LLC (the “Adviser”), on behalf of the Nile Pan Africa Fund (the “Fund”).  The Board was advised by counsel of their duties and obligations under the federal securities laws with respect to approval of investment advisory contracts and the fact that in fulfilling their responsibilities to a fund and its shareholders, trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the fund.  The Board was also advised by counsel that they must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations.  They also discussed the specific factors trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund; the extent to which economies of scale will be realized as the fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.  These materials included information on the investment performance of the Adviser with respect to its separately managed hedge fund; plans for monitoring compliance with the Fund’s investment limitations; the organization, history and financial condition of the Adviser and the experience of the Adviser’s personnel.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategy and the Adviser’s experience with African related securities.  The Adviser’s representative discussed liquidity and pricing of certain African related securities and plans for monitoring compliance with the Fund’s investment limitations.  It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Agreement.

Performance of the Adviser.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the performance of the Adviser’s separately managed hedge fund, and reviewed its performance results over the previous six years.  The Trustees concluded that the Adviser had the experience to deliver satisfactory investment performance for the Fund.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by the Adviser to other accounts managed by the Adviser, as well as fees charged by advisers to a peer group of funds.  The Board discussed the contractual arrangement by which the Adviser agreed to reduce fees and absorb expenses of the Fund until at least July 31, 2011 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expense, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50%, 3.25% and 2.25% of the Fund’s average daily net assets for its Class A, Class C and Class I shares, respectively. It was the consensus of the Board that, based on the nature of the Fund’s investments in African related securities, and the Adviser’s unique experience and expertise in these types of investments and the fees charged by the Adviser to its hedge fund, the proposed management fee was reasonable.

Profitability. The Trustees discussed with the Adviser the expected profits to be realized by the Adviser based on expected asset levels, taking into consideration other benefits to the Adviser, such as the Rule 12b-1 fees to be paid to the Adviser.  It was the consensus of the Trustees that the Adviser would not be overly profitable based on initial estimates of costs and asset levels.

Economies of Scale. The Trustees concluded that, based on expected asset levels, the benefits derived from economies of scale were not relevant considerations at this time.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the proposed Management Agreement.

Nile Pan Africa Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2010

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/28/10)	Ending Account Value (9/30/10)	Expense Ratio	Expenses Paid During the Period* (4/28/10 to 9/30/10)
Actual
Class A	$1,000.00	$1,131.00	2.50%	$11,38
Class C	$1,000.00	$1,127.00	3.25%	$14.77
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,010.68	2.50%	$10.74
Class C	$1,000.00	$1,007.48	3.25%	$13.96

*Expenses Paid During Period are equal to average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (156) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

Investment Adviser

Nile Capital Management, LLC

152 West 57th Street, 32nd Floor

New York, NY 10019

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/Larry Seruma

       Larry Seruma, President

Date

12/6/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Larry Seruma

        Larry Seruma, President

Date

12/6/10

By (Signature and Title)

/s/ Robert Roach

       Robert Roach, Secretary, Treasurer, and CCO

Date

12/6/10